UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2013

MFS® MID CAP GROWTH FUND

OTC-SEM

MFS® MID CAP GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
American Tower Corp., REIT	2.0%
MasterCard, Inc., “A”	1.9%
AMETEK, Inc.	1.9%
Verisk Analytics, Inc., “A”	1.7%
Affiliated Managers Group, Inc.	1.7%
Discovery Communications, Inc., “A”	1.5%
Perrigo Co.	1.4%
Gartner, Inc.	1.4%
Henry Schein, Inc.	1.4%
Jones Lang LaSalle, Inc.	1.4%

Equity sectors
Industrial Goods & Services	15.5%
Health Care	14.3%
Technology	9.9%
Retailing	9.8%
Special Products & Services	9.2%
Leisure	8.2%
Energy	6.5%
Basic Materials	5.6%
Autos & Housing	5.1%
Financial Services	4.7%
Consumer Staples	3.0%
Utilities & Communications	2.8%
Transportation	1.8%

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	1.22%	$1,000.00	$1,125.39	$6.43
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
B	Actual	1.96%	$1,000.00	$1,121.67	$10.31
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
C	Actual	1.96%	$1,000.00	$1,120.85	$10.31
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
I	Actual	0.95%	$1,000.00	$1,126.65	$5.01
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R1	Actual	1.96%	$1,000.00	$1,122.09	$10.31
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
R2	Actual	1.47%	$1,000.00	$1,124.06	$7.74
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$1,126.05	$6.43
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$1,126.80	$5.12
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R5	Actual	0.94%	$1,000.00	$1,079.61	$1.55	(i)
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
529A	Actual	1.27%	$1,000.00	$1,125.13	$6.69
	Hypothetical (h)	1.27%	$1,000.00	$1,018.50	$6.36
529B	Actual	2.01%	$1,000.00	$1,120.00	$10.57
	Hypothetical (h)	2.01%	$1,000.00	$1,014.83	$10.04
529C	Actual	2.01%	$1,000.00	$1,121.69	$10.57
	Hypothetical (h)	2.01%	$1,000.00	$1,014.83	$10.04

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.4%
Issuer	Shares/Par	Value ($)
Aerospace - 2.4%
Precision Castparts Corp.	73,670	$13,746,076
TransDigm Group, Inc.	101,730	14,480,248

		$28,226,324
Alcoholic Beverages - 1.0%
Beam, Inc.	185,180	$11,301,535

Apparel Manufacturers - 2.1%
Guess?, Inc.	156,770	$4,340,961
Li & Fung Ltd.	2,652,000	3,556,243
Michael Kors Holdings Ltd. (a)	112,790	6,686,191
VF Corp.	59,220	9,549,817

		$24,133,212
Automotive - 3.1%
BorgWarner Transmission Systems, Inc. (a)	166,070	$12,357,269
Delphi Automotive PLC	289,940	12,133,989
LKQ Corp. (a)	556,660	11,795,625

		$36,286,883
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	105,130	$9,118,976
Medivation, Inc. (a)	61,090	3,001,963
Regeneron Pharmaceuticals, Inc. (a)	21,790	3,638,930
ViroPharma, Inc. (a)	230,290	5,743,433

		$21,503,302
Broadcasting - 2.8%
CBS Corp., “B”	111,070	$4,819,327
Discovery Communications, Inc., “A” (a)	236,896	17,371,584
Scripps Networks Interactive, Inc., “A”	162,860	10,268,323

		$32,459,234
Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)	134,830	$19,716,191
Evercore Partners, Inc.	86,290	3,512,003

		$23,228,194

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 7.9%
Bright Horizons Family Solutions, Inc. (a)	205,860	$5,755,846
Cognizant Technology Solutions Corp., “A” (a)	174,829	13,421,622
FleetCor Technologies, Inc. (a)	205,760	14,364,106
Gartner, Inc. (a)	336,630	16,750,709
IHS, Inc., “A” (a)	23,520	2,499,000
Jones Lang LaSalle, Inc.	166,230	16,064,467
Realogy Holdings Corp. (a)	85,490	3,834,227
Verisk Analytics, Inc., “A” (a)	339,430	19,863,444

		$92,553,421
Cable TV - 0.9%
Charter Communications, Inc., “A” (a)	126,430	$10,922,288

Chemicals - 0.8%
Celanese Corp.	209,950	$9,836,158

Computer Software - 4.7%
Autodesk, Inc. (a)	103,810	$3,811,903
Check Point Software Technologies Ltd. (a)	75,680	3,973,957
Citrix Systems, Inc. (a)	180,340	12,786,106
CommVault Systems, Inc. (a)	96,850	7,162,058
PTC, Inc. (a)	440,330	10,189,236
Qlik Technologies, Inc. (a)	321,500	8,359,000
TIBCO Software, Inc. (a)	423,180	9,077,211

		$55,359,471
Construction - 2.0%
NVR, Inc. (a)	8,110	$8,184,612
Stanley Black & Decker, Inc.	189,105	14,882,564

		$23,067,176
Consumer Services - 1.3%
Anhanguera Educacional Participacoes S.A.	129,800	$2,688,593
Priceline.com, Inc. (a)	18,576	12,772,486

		$15,461,079
Containers - 2.2%
Ball Corp.	333,890	$14,828,055
Silgan Holdings, Inc.	241,430	10,364,590

		$25,192,645
Electrical Equipment - 7.5%
AMETEK, Inc.	532,702	$22,282,925
Amphenol Corp., “A”	168,750	11,957,625

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Mettler-Toledo International, Inc. (a)	60,680	$12,912,704
MSC Industrial Direct Co., Inc., “A”	131,540	11,222,993
Sensata Technologies Holding B.V. (a)	228,750	7,432,088
TriMas Corp. (a)	106,750	3,062,658
W.W. Grainger, Inc.	42,370	9,595,110
WESCO International, Inc. (a)	117,280	8,666,992

		$87,133,095
Electronics - 3.3%
Altera Corp.	322,230	$11,413,387
Linear Technology Corp.	247,680	9,471,283
Microchip Technology, Inc.	322,040	11,744,799
NXP Semiconductors N.V. (a)	178,830	5,779,786

		$38,409,255
Energy - Independent - 3.2%
Cabot Oil & Gas Corp.	254,000	$15,740,380
Concho Resources, Inc. (a)	74,430	6,695,723
Pioneer Natural Resources Co.	71,110	8,946,349
SM Energy Co.	109,220	6,321,654

		$37,704,106
Engineering - Construction - 0.3%
Fluor Corp.	52,247	$3,234,089

Entertainment - 1.0%
AMC Networks, Inc., “A” (a)	108,000	$6,199,200
Six Flags Entertainment Corp.	72,610	4,851,074

		$11,050,274
Food & Beverages - 2.0%
Chr. Hansen Holding A/S	236,703	$8,557,802
Mead Johnson Nutrition Co., “A”	157,800	11,820,798
Want Want China Holdings Ltd.	2,383,000	3,343,009

		$23,721,609
Food & Drug Stores - 0.3%
Brazil Pharma S.A.	501,591	$3,953,127

Gaming & Lodging - 1.1%
Sands China Ltd.	691,200	$3,293,084
Wynn Resorts Ltd.	80,830	9,449,027

		$12,742,111

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.7%
Five Below, Inc. (a)	192,470	$7,660,306

Internet - 1.5%
LinkedIn Corp., “A” (a)	67,390	$11,333,650
Millennial Media, Inc. (a)	158,370	1,483,927
Rackspace Hosting, Inc. (a)	87,900	4,910,094

		$17,727,671
Leisure & Toys - 1.3%
Brunswick Corp.	140,590	$5,123,100
Polaris Industries, Inc.	113,010	9,873,684

		$14,996,784
Machinery & Tools - 4.2%
Cummins, Inc.	39,910	$4,624,372
Flowserve Corp.	39,350	6,315,675
Joy Global, Inc.	173,230	10,972,388
Roper Industries, Inc.	125,410	15,627,340
WABCO Holdings, Inc. (a)	168,040	11,547,709

		$49,087,484
Major Banks - 0.5%
Morgan Stanley	237,710	$5,360,361

Medical & Health Technology & Services - 4.8%
Advisory Board Co. (a)	160,420	$8,150,940
Catamaran Corp. (a)	298,330	16,023,304
Cerner Corp. (a)	128,530	11,241,234
Henry Schein, Inc. (a)	187,370	16,717,151
IDEXX Laboratories, Inc. (a)	39,020	3,594,522

		$55,727,151
Medical Equipment - 4.9%
Cooper Cos., Inc.	150,345	$15,945,591
DexCom, Inc. (a)	206,520	3,083,344
Endologix, Inc. (a)	352,540	5,309,252
Intuitive Surgical, Inc. (a)	15,100	7,699,339
Sirona Dental Systems, Inc. (a)	161,240	11,451,265
Thermo Fisher Scientific, Inc.	177,380	13,090,644

		$56,579,435
Network & Telecom - 0.4%
Fortinet, Inc. (a)	196,550	$4,752,579

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 3.3%
Cameron International Corp. (a)	88,724	$5,653,493
Core Laboratories N.V.	39,620	5,433,883
Dresser-Rand Group, Inc. (a)	219,570	13,538,686
FMC Technologies, Inc. (a)	206,720	10,730,835
Superior Energy Services, Inc. (a)	136,930	3,621,799

		$38,978,696
Other Banks & Diversified Financials - 1.9%
MasterCard, Inc., “A”	43,630	$22,592,487

Pharmaceuticals - 2.8%
Auxilium Pharmaceuticals, Inc. (a)	108,810	$1,855,211
Perrigo Co.	148,570	16,813,667
Valeant Pharmaceuticals International, Inc. (a)	78,060	5,265,928
Zoetis, Inc. (a)	270,800	9,058,260

		$32,993,066
Pollution Control - 1.1%
Stericycle, Inc. (a)	132,390	$12,698,849

Railroad & Shipping - 1.2%
Kansas City Southern Co.	133,410	$13,737,228

Real Estate - 0.3%
Host Hotels & Resorts, Inc., REIT	206,300	$3,439,021

Restaurants - 1.1%
Arcos Dorados Holdings, Inc.	350,640	$4,442,609
Bloomin Brands, Inc. (a)	177,160	3,048,924
Chipotle Mexican Grill, Inc., “A” (a)	9,270	2,936,643
Chuy’s Holdings, Inc. (a)	95,550	2,724,131

		$13,152,307
Specialty Chemicals - 2.6%
Airgas, Inc.	144,390	$14,479,429
Albemarle Corp.	91,090	5,928,137
Ecolab, Inc.	53,270	4,077,819
Rockwood Holdings, Inc.	95,290	5,965,154

		$30,450,539
Specialty Stores - 6.7%
AutoZone, Inc. (a)	33,980	$12,917,497
Children’s Place Retail Store, Inc. (a)	91,800	4,173,228
Express, Inc. (a)	222,740	4,120,690

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
O’Reilly Automotive, Inc. (a)	86,870	$8,838,154
PetSmart, Inc.	96,060	6,254,467
Ross Stores, Inc.	208,550	12,087,558
rue21, Inc. (a)	112,620	3,040,740
Tiffany & Co.	214,450	14,402,462
Tractor Supply Co.	94,930	9,871,771
Urban Outfitters, Inc. (a)	58,180	2,357,454

		$78,064,021
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	299,630	$23,251,288

Trucking - 0.6%
Expeditors International of Washington, Inc.	177,520	$6,896,652

Utilities - Electric Power - 0.8%
CMS Energy Corp.	366,840	$9,761,612
Total Common Stocks (Identified Cost, $907,688,700)		$1,125,386,125

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	26,434,481	$26,434,481
Total Investments (Identified Cost, $934,123,181)		$1,151,820,606

Other Assets, Less Liabilities - 1.3%		15,186,451
Net Assets - 100.0%		$1,167,007,057

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $907,688,700)	$1,125,386,125
Underlying affiliated funds, at cost and value	26,434,481
Total investments, at value (identified cost, $934,123,181)	$1,151,820,606
Foreign currency, at value (identified cost, $8,199)	8,199
Receivables for
Investments sold	1,715,153
Fund shares sold	18,101,061
Interest and dividends	701,522
Other assets	6,980
Total assets	$1,172,353,521
Liabilities
Payable to custodian	$57,856
Payables for
Investments purchased	2,459,569
Fund shares reacquired	2,279,886
Payable to affiliates
Investment adviser	55,229
Shareholder servicing costs	425,032
Distribution and service fees	6,139
Program manager fees	5
Payable for independent Trustees’ compensation	33,694
Accrued expenses and other liabilities	29,054
Total liabilities	$5,346,464
Net assets	$1,167,007,057
Net assets consist of
Paid-in capital	$1,174,075,391
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	217,706,178
Accumulated net realized gain (loss) on investments and foreign currency	(220,128,829)
Accumulated net investment loss	(4,645,683)
Net assets	$1,167,007,057
Shares of beneficial interest outstanding	106,302,480

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$203,301,575	18,878,050	$10.77
Class B	18,424,128	1,903,632	9.68
Class C	30,115,538	3,182,808	9.46
Class I	6,858,739	616,272	11.13
Class R1	1,776,437	184,152	9.65
Class R2	4,120,131	395,318	10.42
Class R3	1,793,343	167,336	10.72
Class R4	290,688	26,605	10.93
Class R5	898,143,137	80,732,660	11.12
Class 529A	1,473,909	140,056	10.52
Class 529B	266,212	27,961	9.52
Class 529C	443,220	47,630	9.31

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.43 [100 / 94.25 x $10.77] and $11.16 [100 / 94.25 x $10.52], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$5,077,526
Interest	76,922
Dividends from underlying affiliated funds	16,412
Foreign taxes withheld	(18,079)
Total investment income	$5,152,781
Expenses
Management fee	$3,998,253
Distribution and service fees	500,589
Program manager fees	982
Shareholder servicing costs	825,093
Administrative services fee	74,748
Independent Trustees’ compensation	14,824
Custodian fee	58,135
Shareholder communications	23,204
Audit and tax fees	24,852
Legal fees	6,409
Miscellaneous	82,937
Total expenses	$5,610,026
Reduction of expenses by investment adviser and distributor	(19,954)
Net expenses	$5,590,072
Net investment loss	$(437,291)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$58,435,178
Foreign currency	(24,185)
Net realized gain (loss) on investments and foreign currency	$58,410,993
Change in unrealized appreciation (depreciation)
Investments	$71,836,700
Translation of assets and liabilities in foreign currencies	8,709
Net unrealized gain (loss) on investments and foreign currency translation	$71,845,409
Net realized and unrealized gain (loss) on investments and foreign currency	$130,256,402
Change in net assets from operations	$129,819,111

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
From operations
Net investment loss	$(437,291)	$(5,669,057)
Net realized gain (loss) on investments and foreign currency	58,410,993	49,662,827
Net unrealized gain (loss) on investments and foreign currency translation	71,845,409	46,881,266
Change in net assets from operations	$129,819,111	$90,875,036
Change in net assets from fund share transactions	$23,436,325	$48,781,380
Total change in net assets	$153,255,436	$139,656,416
Net assets
At beginning of period	1,013,751,621	874,095,205
At end of period (including accumulated net investment loss of $4,645,683 and $4,208,392, respectively)	$1,167,007,057	$1,013,751,621

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.57		$8.73	$7.12	$6.31	$9.21	$10.20
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.07)	$(0.05)	$(0.04)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		0.91	1.66	0.85	(2.88)	(0.95)
Total from investment operations	$1.20		$0.84	$1.61	$0.81	$(2.90)	$(0.99)
Net asset value, end of period (x)	$10.77		$9.57	$8.73	$7.12	$6.31	$9.21
Total return (%) (r)(s)(t)(x)	12.54	(n)	9.62	22.61	12.84	(31.49)	(9.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.26	1.28	1.34	1.42	1.31
Expenses after expense reductions (f)	1.22	(a)	1.25	1.28	1.34	1.42	1.31
Net investment loss	(0.25	)(a)	(0.74)	(0.52)	(0.60)	(0.38)	(0.39)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$203,302		$191,462	$196,911	$167,816	$155,565	$295,672

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.63		$7.94	$6.52	$5.82	$8.56	$9.56
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.12)	$(0.10)	$(0.09)	$(0.06)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		0.81	1.52	0.79	(2.68)	(0.89)
Total from investment operations	$1.05		$0.69	$1.42	$0.70	$(2.74)	$(1.00)
Net asset value, end of period (x)	$9.68		$8.63	$7.94	$6.52	$5.82	$8.56
Total return (%) (r)(s)(t)(x)	12.17	(n)	8.69	21.78	12.03	(32.01)	(10.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.01	2.03	2.09	2.18	2.06
Expenses after expense reductions (f)	1.96	(a)	2.01	2.03	2.09	2.18	2.06
Net investment loss	(0.99	)(a)	(1.49)	(1.24)	(1.37)	(1.11)	(1.14)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$18,424		$18,918	$24,759	$29,392	$46,214	$124,124

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.44		$7.76	$6.38	$5.69	$8.36	$9.34
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.12)	$(0.10)	$(0.09)	$(0.06)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		0.80	1.48	0.78	(2.61)	(0.88)
Total from investment operations	$1.02		$0.68	$1.38	$0.69	$(2.67)	$(0.98)
Net asset value, end of period (x)	$9.46		$8.44	$7.76	$6.38	$5.69	$8.36
Total return (%) (r)(s)(t)(x)	12.09	(n)	8.76	21.63	12.13	(31.94)	(10.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.01	2.03	2.09	2.17	2.06
Expenses after expense reductions (f)	1.96	(a)	2.01	2.03	2.09	2.17	2.06
Net investment loss	(1.00	)(a)	(1.49)	(1.26)	(1.35)	(1.12)	(1.14)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$30,116		$28,647	$29,123	$26,724	$26,786	$47,725

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.87		$8.99	$7.31	$6.46	$9.40	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.05)	$(0.02)	$(0.03)	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		0.93	1.70	0.88	(2.93)	(0.99)
Total from investment operations	$1.26		$0.88	$1.68	$0.85	$(2.94)	$(1.00)
Net asset value, end of period (x)	$11.13		$9.87	$8.99	$7.31	$6.46	$9.40
Total return (%) (r)(s)(x)	12.77	(n)	9.79	22.98	13.16	(31.28)	(9.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.00	1.03	1.09	1.17	1.06
Expenses after expense reductions (f)	0.95	(a)	1.00	1.03	1.09	1.17	1.06
Net investment income (loss)	0.13	(a)	(0.49)	(0.27)	(0.35)	(0.13)	(0.13)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$6,859		$764,857	$613,721	$486,162	$458,652	$546,398

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.60		$7.91	$6.50	$5.80	$8.53	$9.53
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.12)	$(0.10)	$(0.09)	$(0.06)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		0.81	1.51	0.79	(2.67)	(0.89)
Total from investment operations	$1.05		$0.69	$1.41	$0.70	$(2.73)	$(1.00)
Net asset value, end of period (x)	$9.65		$8.60	$7.91	$6.50	$5.80	$8.53
Total return (%) (r)(s)(x)	12.21	(n)	8.72	21.69	12.07	(32.00)	(10.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.01	2.03	2.09	2.17	2.11
Expenses after expense reductions (f)	1.96	(a)	2.01	2.03	2.09	2.17	2.11
Net investment loss	(0.99	)(a)	(1.49)	(1.26)	(1.35)	(1.13)	(1.17)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$1,776		$1,777	$1,861	$1,811	$1,844	$2,632

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.27		$8.48	$6.94	$6.16	$9.01	$10.02
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.09)	$(0.07)	$(0.06)	$(0.03)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.17		0.88	1.61	0.84	(2.82)	(0.95)
Total from investment operations	$1.15		$0.79	$1.54	$0.78	$(2.85)	$(1.01)
Net asset value, end of period (x)	$10.42		$9.27	$8.48	$6.94	$6.16	$9.01
Total return (%) (r)(s)(x)	12.41	(n)	9.32	22.19	12.66	(31.63)	(10.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.51	1.53	1.59	1.67	1.60
Expenses after expense reductions (f)	1.47	(a)	1.51	1.53	1.59	1.67	1.60
Net investment loss	(0.49	)(a)	(0.99)	(0.76)	(0.85)	(0.61)	(0.65)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$4,120		$4,357	$4,614	$4,143	$4,233	$7,216

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.52		$8.69	$7.09	$6.28	$9.17	$10.17
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.07)	$(0.04)	$(0.04)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		0.90	1.64	0.85	(2.87)	(0.96)
Total from investment operations	$1.20		$0.83	$1.60	$0.81	$(2.89)	$(1.00)
Net asset value, end of period (x)	$10.72		$9.52	$8.69	$7.09	$6.28	$9.17
Total return (%) (r)(s)(x)	12.61	(n)	9.55	22.57	12.90	(31.52)	(9.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.25	1.28	1.34	1.43	1.36
Expenses after expense reductions (f)	1.22	(a)	1.25	1.28	1.34	1.42	1.36
Net investment loss	(0.25	)(a)	(0.74)	(0.49)	(0.61)	(0.39)	(0.44)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$1,793		$1,617	$1,364	$1,478	$1,544	$2,732

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.70		$8.82	$7.18	$6.34	$9.24	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.05)	$(0.02)	$(0.03)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		0.93	1.66	0.87	(2.89)	(0.98)
Total from investment operations	$1.23		$0.88	$1.64	$0.84	$(2.90)	$(1.00)
Net asset value, end of period (x)	$10.93		$9.70	$8.82	$7.18	$6.34	$9.24
Total return (%) (r)(s)(x)	12.68	(n)	9.98	22.84	13.25	(31.39)	(9.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.00	1.03	1.09	1.12	1.10
Expenses after expense reductions (f)	0.97	(a)	1.00	1.03	1.09	1.11	1.10
Net investment income (loss)	(0.00	)(a)(w)	(0.49)	(0.27)	(0.35)	(0.07)	(0.19)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$291		$256	$199	$159	$136	$14,351

Class R5	Period ended 2/28/13 (i)
	(unaudited)
Net asset value, beginning of period	$10.30
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.83	(g)
Total from investment operations	$0.82
Net asset value, end of period (x)	$11.12
Total return (%) (r)(s)(x)	7.96	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)
Expenses after expense reductions (f)	0.94	(a)
Net investment loss	(0.31	)(a)
Portfolio turnover	31	(n)
Net assets at end of period (000 omitted)	$898,143

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.35		$8.54	$6.97	$6.18	$9.04	$10.05
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.07)	$(0.05)	$(0.05)	$(0.03)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		0.88	1.62	0.84	(2.83)	(0.95)
Total from investment operations	$1.17		$0.81	$1.57	$0.79	$(2.86)	$(1.01)
Net asset value, end of period (x)	$10.52		$9.35	$8.54	$6.97	$6.18	$9.04
Total return (%) (r)(s)(t)(x)	12.51	(n)	9.48	22.53	12.78	(31.64)	(10.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.35	1.38	1.44	1.57	1.60
Expenses after expense reductions (f)	1.27	(a)	1.30	1.37	1.44	1.56	1.60
Net investment loss	(0.30	)(a)	(0.79)	(0.62)	(0.69)	(0.52)	(0.67)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$1,474		$1,231	$949	$685	$507	$665

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.50		$7.81	$6.42	$5.73	$8.45	$9.45
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.12)	$(0.11)	$(0.09)	$(0.07)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		0.81	1.50	0.78	(2.65)	(0.88)
Total from investment operations	$1.02		$0.69	$1.39	$0.69	$(2.72)	$(1.00)
Net asset value, end of period (x)	$9.52		$8.50	$7.81	$6.42	$5.73	$8.45
Total return (%) (r)(s)(t)(x)	12.00	(n)	8.83	21.65	12.04	(32.19)	(10.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.11	2.13	2.19	2.25	2.25
Expenses after expense reductions (f)	2.01	(a)	2.06	2.12	2.19	2.25	2.25
Net investment loss	(1.05	)(a)	(1.54)	(1.34)	(1.44)	(1.27)	(1.32)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$266		$243	$264	$271	$219	$170

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
Class 529C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.30		$7.63	$6.28	$5.61	$8.26	$9.24
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.12)	$(0.11)	$(0.09)	$(0.06)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		0.79	1.46	0.76	(2.59)	(0.86)
Total from investment operations	$1.01		$0.67	$1.35	$0.67	$(2.65)	$(0.98)
Net asset value, end of period (x)	$9.31		$8.30	$7.63	$6.28	$5.61	$8.26
Total return (%) (r)(s)(t)(x)	12.17	(n)	8.78	21.50	11.94	(32.08)	(10.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.10	2.13	2.19	2.27	2.25
Expenses after expense reductions (f)	2.01	(a)	2.05	2.12	2.19	2.27	2.25
Net investment loss	(1.05	)(a)	(1.54)	(1.37)	(1.45)	(1.24)	(1.32)
Portfolio turnover	31	(n)	63	86	78	141	86
Net assets at end of period (000 omitted)	$443		$386	$330	$239	$205	$281

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and ratio was less than 0.01%.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

22

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

23

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,125,386,125	$—	$—	$1,125,386,125
Mutual Funds	26,434,481	—	—	26,434,481
Total Investments	$1,151,820,606	$—	$—	$1,151,820,606

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,899,252 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On

24

Notes to Financial Statements (unaudited) – continued

loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

25

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses.

The fund declared no distributions for the current period or for the year ended August 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$934,580,947
Gross appreciation	229,771,477
Gross depreciation	(12,531,818)
Net unrealized appreciation (depreciation)	$217,239,659

As of 8/31/12
Capital loss carryforwards	(262,415,197)
Post-October capital loss deferral	(15,666,859)
Late year ordinary loss deferral	(4,172,179)
Other temporary differences	(36,169)
Net unrealized appreciation (depreciation)	$145,402,959

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$ (22,350,946)
8/31/18	(240,064,251)
Total	$(262,415,197)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

26

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the six months ended February 28, 2013, this management fee reduction amounted to $18,516, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Effective January 1, 2013, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the six months ended February 28, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,049 and $858 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

27

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$240,339
Class B	0.75%	0.25%	1.00%	1.00%	91,871
Class C	0.75%	0.25%	1.00%	1.00%	142,660
Class R1	0.75%	0.25%	1.00%	1.00%	8,672
Class R2	0.25%	0.25%	0.50%	0.50%	10,084
Class R3	—	0.25%	0.25%	0.25%	2,062
Class 529A	—	0.25%	0.25%	0.25%	1,643
Class 529B	0.75%	0.25%	1.00%	1.00%	1,246
Class 529C	0.75%	0.25%	1.00%	1.00%	2,012
Total Distribution and Service Fees					$500,589

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2013, were as follows:

Amount
Class A	$2,526
Class B	14,025
Class C	365
Class 529B	15
Class 529C	14

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 28, 2013, this waiver amounted to $491 and is reflected as a reduction of total expenses in the Statement of

28

Notes to Financial Statements (unaudited) – continued

Operations. The program manager fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2013, were as follows:

	Fee	Waiver
Class 529A	$657	$329
Class 529B	124	62
Class 529C	201	100
Total Program Manager Fees and Waivers	$982	$491

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $171,838, which equated to 0.0322% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $207,472.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2013, these costs for the fund amounted to $445,783 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

29

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $264 and the Retirement Deferral plan resulted in an expense of $4,136. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $33,665 at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,218 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $947, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 31, 2012, MFS purchased 9,709 shares of Class R5 for an aggregate amount of $100,000.

At February 28, 2013, MFS held 79% and 70% of the outstanding shares of Class R4, and Class 529B, respectively.

30

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $331,823,975 and $331,003,576, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13 (i)		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	736,796	$7,454,523	2,032,933	$18,532,245
Class B	88,233	800,250	212,845	1,756,764
Class C	110,080	989,733	363,151	2,980,036
Class I	4,667,358	46,751,780	12,928,071	118,457,281
Class R1	13,536	122,445	34,162	286,774
Class R2	22,069	218,067	55,115	488,631
Class R3	7,670	77,425	29,607	264,375
Class R4	472	4,819	4,342	39,044
Class R5	81,775,618	870,303,143	—	—
Class 529A	18,840	183,375	30,739	267,872
Class 529B	351	3,040	752	6,169
Class 529C	6,225	55,473	11,363	89,242
	87,447,248	$926,964,073	15,703,080	$143,168,433

Shares reacquired
Class A	(1,864,081)	$(18,575,685)	(4,581,043)	$(41,597,617)
Class B	(375,810)	(3,401,825)	(1,141,720)	(9,393,380)
Class C	(321,423)	(2,812,234)	(723,180)	(5,790,321)
Class I	(81,508,451)	(865,799,990)	(3,769,861)	(35,593,703)
Class R1	(35,887)	(317,153)	(62,916)	(516,442)
Class R2	(96,645)	(895,519)	(129,275)	(1,136,338)
Class R3	(10,147)	(99,638)	(16,829)	(149,087)
Class R4	(221)	(2,302)	(489)	(4,563)
Class R5	(1,042,958)	(11,465,335)	—	—
Class 529A	(10,415)	(103,133)	(10,174)	(92,259)
Class 529B	(1,013)	(9,154)	(5,940)	(47,367)
Class 529C	(5,120)	(45,780)	(8,116)	(65,976)
	(85,272,171)	$(903,527,748)	(10,449,543)	$(94,387,053)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/13 (i)		Year ended 8/31/12
	Shares	Amount	Shares	Amount
Net change
Class A	(1,127,285)	$(11,121,162)	(2,548,110)	$(23,065,372)
Class B	(287,577)	(2,601,575)	(928,875)	(7,636,616)
Class C	(211,343)	(1,822,501)	(360,029)	(2,810,285)
Class I	(76,841,093)	(819,048,210)	9,158,210	82,863,578
Class R1	(22,351)	(194,708)	(28,754)	(229,668)
Class R2	(74,576)	(677,452)	(74,160)	(647,707)
Class R3	(2,477)	(22,213)	12,778	115,288
Class R4	251	2,517	3,853	34,481
Class R5	80,732,660	858,837,808	—	—
Class 529A	8,425	80,242	20,565	175,613
Class 529B	(662)	(6,114)	(5,188)	(41,198)
Class 529C	1,105	9,693	3,247	23,266
	2,175,077	$23,436,325	5,253,537	$48,781,380

(i)	For Class R5, the period is from inception, January 2, 2013, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund and the MFS Lifetime 2040 Fund were the owners of record of approximately 27%, 26%, 10%, 8%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $3,143 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,080,387	103,955,537	(89,601,443)	26,434,481

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,412	$26,434,481

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® MONEY MARKET FUND

MFS® GOVERNMENT MONEY MARKET FUND

MCM-SEM

MFS® MONEY MARKET FUND

MFS® GOVERNMENT MONEY MARKET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS MONEY MARKET FUND

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	24.7%
A-1	67.7%
A-2	7.8%
Not Rated	0.0%
Cash & Other	(0.2)%

Maturity breakdown (u)
0 - 7 days	26.2%
8 - 29 days	9.2%
30 - 59 days	34.5%
60 - 89 days	11.0%
90 - 365 days	19.3%
Other Assets Less Liabilities	(0.2)%

MFS GOVERNMENT MONEY MARKET FUND

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	23.9%
A-1	69.0%
A-2	7.1%
Not Rated	0.0%
Cash & Other (o)	(0.0)%

Maturity breakdown (u)
0 - 7 days	24.7%
8 - 29 days	9.5%
30 - 59 days	43.1%
60 - 89 days	8.1%
90 - 365 days	14.6%
Other Assets Less Liabilities (o)	(0.0)%

2

Portfolio Composition – continued

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLES

Fund expenses borne by the shareholders during the period,

September 1, 2012 through February 28, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Tables – continued

MFS Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
Actual	0.19%	$1,000.00	$1,000.00	$0.94
Hypothetical (h)	0.19%	$1,000.00	$1,023.85	$0.95

MFS Government Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
Actual	0.16%	$1,000.00	$1,000.00	$0.79
Hypothetical (h)	0.16%	$1,000.00	$1,024.00	$0.80

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

5

PORTFOLIOS OF INVESTMENTS

2/28/13 (unaudited)

These Portfolios of Investments are a complete list of all securities owned by your fund. They are categorized by broad-based asset classes.

MFS MONEY MARKET FUND

Certificates of Deposit - 14.8%
Issuer	Shares/Par	Value ($)
Major Banks - 8.0%
Bank Of Montreal/Chicago Branch, 0.18%, due 3/21/13	$10,700,000	$10,700,000
Bank Of Montreal/Chicago Branch, 0.2%, due 4/08/13	4,530,000	4,530,000
Toronto-Dominion Holdings (USA), Inc., 0.15%, due 5/06/13	9,150,000	9,150,000
Toronto-Dominion Holdings (USA), Inc., 0.24%, due 6/05/13	6,110,000	6,110,000

		$30,490,000
Other Banks & Diversified Financials - 6.8%
Mizuho Corporate Bank (USA)/New York Branch, 0.13%, due 3/05/13	$5,273,000	$5,273,000
Mizuho Corporate Bank (USA)/New York Branch, 0.27%, due 4/18/13	2,370,000	2,370,000
Mizuho Corporate Bank (USA)/New York Branch, 0.31%, due 6/10/13	7,555,000	7,555,000
National Bank of Canada/New York Branch, 0.18%, due 3/01/13	10,616,000	10,616,000

		$25,814,000
Total Certificates of Deposit, at Cost and Value		$56,304,000

Commercial Paper (y) - 32.1%
Automotive - 8.3%
American Honda Finance Corp., 0.14%, due 4/04/13	$10,815,000	$10,813,570
American Honda Finance Corp., 0.19%, due 3/22/13	4,928,000	4,927,454
Toyota Motor Credit Corp., 0.18%, due 4/02/13	12,696,000	12,693,969
Toyota Motor Credit Corp., 0.19%, due 4/30/13	3,049,000	3,048,035

		$31,483,028
Financial Institutions - 2.9%
General Electric Capital Corp., 0.2%, due 4/18/13	$3,884,000	$3,882,964
General Electric Capital Corp., 0.23%, due 7/16/13	7,374,000	7,367,546

		$11,250,510
Food & Beverages - 5.4%
Anheuser-Busch InBev Worldwide, Inc., 0.25%, due 4/23/13 (t)	$15,745,000	$15,739,205
Coca-Cola Co., 0.1%, due 4/18/13 (t)	3,724,000	3,723,503
Coca-Cola Co., 0.24%, due 3/08/13 (t)	1,085,000	1,084,949

		$20,547,657

6

Portfolios of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Major Banks - 9.3%
ANZ National (International) Ltd., 0.17%, due 4/02/13 (t)	$7,690,000	$7,688,838
ANZ National (International) Ltd., 0.2%, due 4/24/13 (t)	7,725,000	7,722,683
JPMorgan Chase & Co., 0.18%, due 4/03/13	426,000	425,930
JPMorgan Chase & Co., 0.25%, due 6/19/13	4,762,000	4,758,362
JPMorgan Chase & Co., 0.25%, due 7/15/13	1,243,000	1,241,826
National Australia Funding (Delaware), Inc., 0.18%, due 5/22/13 (t)	13,568,000	13,562,437

		$35,400,076
Retailers - 4.0%
Wal-Mart Stores Inc., 0.08%, due 3/07/13 (t)	$15,200,000	$15,199,797

Tobacco - 2.2%
Philip Morris International, Inc., 0.12%, due 3/04/13 (t)	$2,100,000	$2,099,979
Philip Morris International, Inc., 0.12%, due 4/16/13 (t)	6,339,000	6,338,028

		$8,438,007
Total Commercial Paper, at Amortized Cost and Value		$122,319,075

U.S. Government Agencies and Equivalents (y) - 41.0%
Fannie Mae, 0.125%, due 3/06/13	$3,078,000	$3,077,947
Fannie Mae, 0.09%, due 3/13/13	345,000	344,990
Fannie Mae, 0.15%, due 3/13/13	5,413,000	5,412,729
Fannie Mae, 0.11%, due 5/15/13	15,351,000	15,347,482
Federal Home Loan Bank, 0.115%, due 3/01/13	15,030,000	15,030,000
Federal Home Loan Bank, 0.075%, due 3/20/13	12,194,000	12,193,517
Federal Home Loan Bank, 0.085%, due 4/12/13	5,495,000	5,494,455
Federal Home Loan Bank, 0.11%, due 4/17/13	14,785,000	14,782,877
Federal Home Loan Bank, 0.095%, due 4/24/13	3,500,000	3,499,501
Federal Home Loan Bank, 0.13%, due 4/24/13	15,245,000	15,242,027
Federal Home Loan Bank, 0.15%, due 5/03/13	745,000	744,805
Federal Home Loan Bank, 0.12%, due 6/19/13	4,775,000	4,773,249
Freddie Mac, 0.15%, due 3/04/13	683,000	682,991
Freddie Mac, 0.085%, due 3/11/13	800,000	799,981
Freddie Mac, 0.11%, due 3/11/13	455,000	454,986
Freddie Mac, 0.109%, due 7/22/13	15,740,000	15,733,185
U.S. Treasury Bill, 0.07%, due 4/25/13	1,350,000	1,349,856
U.S. Treasury Bill, 0.128%, due 4/25/13	15,230,000	15,227,033
U.S. Treasury Bill, 0.125%, due 5/30/13	10,000,000	9,996,875
U.S. Treasury Bill, 0.105%, due 7/05/13	16,150,000	16,144,065
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$156,332,551

7

Portfolios of Investments (unaudited) – continued

Floating Rate Demand Notes - 4.5%
Issuer	Shares/Par	Value ($)
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, 3/01/13	$8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, 3/01/13	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 7.8%
Goldman Sachs Repurchase Agreement, 0.18%, dated 2/28/13, due 3/01/13, total to be received $29,694,148 (secured by U.S. Treasury and Federal Agency obligations valued at $30,288,153 in a jointly traded account), at Cost and Value	$29,694,000	$29,694,000
Total Investments, at Amortized Cost and Value		$381,749,626

Other Assets, Less Liabilities - (0.2)%		(646,191)
Net Assets - 100.0%		$381,103,435

8

Portfolios of Investments (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

U.S. Government Agencies and Equivalents (y) - 92.9%
Issuer	Shares/Par	Value ($)
Fannie Mae, 0.125%, due 3/06/13	$202,000	$201,997
Fannie Mae, 0.15%, due 3/13/13	287,000	286,986
Fannie Mae, 0.16%, due 3/20/13	550,000	549,954
Fannie Mae, 0.11%, due 5/15/13	300,000	299,931
Fannie Mae, 0.11%, due 7/10/13	190,000	189,924
Federal Home Loan Bank, 0.09%, due 3/01/13	500,000	500,000
Federal Home Loan Bank, 0.115%, due 3/01/13	545,000	545,000
Federal Home Loan Bank, 0.115%, due 4/10/13	541,000	540,931
Federal Home Loan Bank, 0.07%, due 4/12/13	300,000	299,976
Federal Home Loan Bank, 0.08%, due 4/12/13	210,000	209,980
Federal Home Loan Bank, 0.085%, due 4/12/13	250,000	249,975
Federal Home Loan Bank, 0.11%, due 4/17/13	1,036,000	1,035,844
Federal Home Loan Bank, 0.095%, due 4/24/13	215,000	214,969
Federal Home Loan Bank, 0.13%, due 4/24/13	300,000	299,942
Federal Home Loan Bank, 0.145%, due 5/10/13	523,000	522,853
Federal Home Loan Bank, 0.13%, due 6/14/13	290,000	289,890
Federal Home Loan Bank, 0.12%, due 6/19/13	215,000	214,921
Freddie Mac, 0.15%, due 3/04/13	528,000	527,993
Freddie Mac, 0.16%, due 3/05/13	550,000	549,990
Freddie Mac, 0.085%, due 3/11/13	300,000	299,993
Freddie Mac, 0.11%, due 3/11/13	120,000	119,996
Freddie Mac, 0.085%, due 4/08/13	500,000	499,955
Freddie Mac, 0.155%, due 4/08/13	550,000	549,910
Freddie Mac, 0.095%, due 4/15/13	535,000	534,937
Freddie Mac, 0.1%, due 5/06/13	250,000	249,954
Freddie Mac, 0.109%, due 7/22/13	200,000	199,913
U.S. Treasury Bill, 0.085%, due 4/04/13	500,000	499,960
U.S. Treasury Bill, 0.07%, due 4/25/13	250,000	249,973
U.S. Treasury Bill, 0.128%, due 4/25/13	535,000	534,896
U.S. Treasury Bill, 0.125%, due 5/30/13	300,000	299,906
U.S. Treasury Bill, 0.105%, due 7/05/13	550,000	549,798
U.S. Treasury Bill, 0.12%, due 11/14/13	200,000	199,828
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$12,320,075

9

Portfolios of Investments (unaudited) – continued

Repurchase Agreements - 7.1%
Issuer	Shares/Par	Value ($)
Goldman Sachs Repurchase Agreement, 0.18%, dated 2/28/13, due 3/01/13, total to be received $948,005 (secured by U.S. Treasury and Federal Agency obligations valued at $966,969 in a jointly traded account), at Cost and Value	$948,000	$948,000
Total Investments, at Amortized Cost and Value		$13,268,075

Other Assets, Less Liabilities - (0.0)%		(6,548)
Net Assets - 100.0%		$13,261,527

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

These statements represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$381,749,626
Cash	344
Receivables for
Fund shares sold	765,406
Interest	13,769
Receivable from investment adviser	57,731
Other assets	2,644
Total assets	$382,589,520
Liabilities
Payable for fund shares reacquired	$1,314,624
Payable to affiliates for shareholder servicing costs	140,672
Payable for independent Trustees’ compensation	15,038
Accrued expenses and other liabilities	15,751
Total liabilities	$1,486,085
Net assets	$381,103,435
Net assets consist of
Paid-in capital	$381,668,919
Accumulated net realized gain (loss) on investments	(547,172)
Accumulated distributions in excess of net investment income	(18,312)
Net assets	$381,103,435
Shares of beneficial interest outstanding	381,685,644
Net asset value per share (net assets of $381,103,435 / 381,685,644 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

11

Statements of Assets and Liabilities (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$13,268,075
Cash	962
Receivable from investment adviser	14,455
Other assets	226
Total assets	$13,283,718
Liabilities
Payable for fund shares reacquired	$1,020
Payable to affiliates for shareholder servicing costs	2,151
Payable for independent Trustees’ compensation	2,476
Accrued expenses and other liabilities	16,544
Total liabilities	$22,191
Net assets	$13,261,527
Net assets consist of
Paid-in capital	$13,264,500
Accumulated distributions in excess of net investment income	(2,973)
Net assets	$13,261,527
Shares of beneficial interest outstanding	13,266,526
Net asset value per share (net assets of $13,261,527 / 13,266,526 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 2/28/13 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains and/or losses generated by each fund’s operations.

MFS MONEY MARKET FUND

Net investment income
Interest income	$349,989
Expenses
Management fee	$782,651
Shareholder servicing costs	370,924
Administrative services fee	30,980
Independent Trustees’ compensation	6,146
Custodian fee	16,210
Shareholder communications	9,837
Audit and tax fees	16,812
Legal fees	2,995
Miscellaneous	32,384
Total expenses	$1,268,939
Fees paid indirectly	(12,580)
Reduction of expenses by investment adviser	(906,370)
Net expenses	$349,989
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

13

Statements of Operations (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Net investment income
Interest income	$9,594
Expenses
Management fee	$27,121
Shareholder servicing costs	8,257
Administrative services fee	8,679
Independent Trustees’ compensation	753
Custodian fee	3,401
Shareholder communications	2,883
Audit and tax fees	14,142
Legal fees	184
Registration fees	8,382
Miscellaneous	3,816
Total expenses	$77,618
Fees paid indirectly	(1,213)
Reduction of expenses by investment adviser	(66,811)
Net expenses	$9,594
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND

	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
Change in net assets
From operations
From net investment income	$0	$0
Change in net assets from operations	$0	$0
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	$95,834,023	$182,715,286
Cost of shares reacquired	(117,719,685)	(244,575,183)
Change in net assets from fund share transactions	$(21,885,662)	$(61,859,897)
Total change in net assets	$(21,885,662)	$(61,859,897)
Net assets
At beginning of period	402,989,097	464,848,994
At end of period (including accumulated distributions in excess of net investment income of $18,312 for each of the two periods presented)	$381,103,435	$402,989,097

See Notes to Financial Statements

15

Statements of Changes in Net Assets – continued

MFS GOVERNMENT MONEY MARKET FUND

	Six months ended 2/28/13 (unaudited)	Year ended 8/31/12
Change in net assets
From operations
From net investment income	$0	$0
Change in net assets from operations	$0	$0
Fund share (principal) transactions at net asset value of $1 per share
Cost of shares reacquired	$(803,306)	$(2,099,271)
Change in net assets from fund share transactions	$(803,306)	$(2,099,271)
Total change in net assets	$(803,306)	$(2,099,271)
Net assets
At beginning of period	14,064,833	16,164,104
At end of period (including accumulated distributions in excess of net investment income of $2,973 for each of the two periods presented)	$13,261,527	$14,064,833

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS MONEY MARKET FUND

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
			2012	2011		2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00		$0.01		$0.04
Net realized and unrealized gain (loss) on investments	—		—	0.00	(w)	0.00	(w)	(0.01)		—
Total from investment operations	$0.00		$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.04)
From tax return of capital	—		—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.04)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00		0.00	(w)	0.41		3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.64	0.64		0.63		0.68		0.63
Expenses after expense reductions (f)	0.19	(a)	0.13	0.21		0.28		0.40		0.35
Net investment income	0.00	(a)	0.00	0.00		0.00		0.50		3.51
Net assets at end of period (000 omitted)	$381,103		$402,989	$464,849		$508,566		$663,984		$1,260,069

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

17

Financial Highlights – continued

MFS GOVERNMENT MONEY MARKET FUND

	Six months ended 2/28/13 (unaudited)		Years ended 8/31
			2012	2011	2010		2009		2008

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$(0.00	)(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—		—	—	(0.00	)(w)	—		—
Total distributions declared to shareholders	$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.01		0.26		2.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.13	1.00	0.79		0.69		0.94
Expenses after expense reductions (f)	0.16	(a)	0.11	0.17	0.20		0.33		0.59
Net investment income	0.00	(a)	0.00	0.00	0.00		0.27		2.59
Net assets at end of period (000 omitted)	$13,262		$14,065	$16,164	$23,405		$39,413		$55,384

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the funds are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the funds’ assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

19

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the funds’ assets or liabilities:

Investments at Value – Short Term Securities	Level 1	Level 2	Level 3	Total
MFS Money Market Fund	$—	$381,749,626	$—	$381,749,626
MFS Government Money Market Fund	$—	$13,268,075	$—	$13,268,075

For further information regarding security characteristics, see the Portfolios of Investments.

Repurchase Agreements – Each fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the funds. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

20

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the timing of recognition of certain expenses.

MFS Money Market Fund and MFS Government Money Market Fund declared no distributions for the current period or for the year ended August 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13	MFS Money Market Fund	MFS Government Money Market Fund
Cost of investments	$381,749,626	$13,268,075

As of 8/31/12
Capital loss carryforwards	$(547,172)	$—
Late year ordinary loss deferral	(2,048)	(325)
Other temporary differences	(16,264)	(2,648)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, MFS Money Market Fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/13	$(151)
8/31/15	(35)
8/31/16	(124,119)
8/31/17	(422,794)
Total	$(547,099)

Post-enactment losses which are characterized as follows:
Short-Term	$(73)

(3) Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds.

21

Notes to Financial Statements (unaudited) – continued

Each fund’s management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

During the six months ended February 28, 2013, MFS voluntarily waived receipt of $782,651 and $27,121 of MFS Money Market Fund’s and MFS Government Money Market Fund’s management fees, respectively, in order to avoid a negative yield. For the six months ended February 28, 2013, this voluntary waiver had the effect of reducing the management fees by 0.40% of average daily net assets on an annualized basis for MFS Money Market Fund and MFS Government Money Market funds, respectively. The management fees incurred for the six months ended February 28, 2013 were equivalent to an annual effective rate of 0.00% of average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

In order to avoid a negative yield for the six months ended February 28, 2013, MFS voluntarily agreed to reduce certain other expenses in the amount of $123,372 and $39,678, for MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statements of Operations.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2013 for the MFS Money Market Fund and MFS Government Money Market Fund were $424 and $0, respectively.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended February 28, 2013, the fees were $163,877 and $4,472, which equated to 0.0838% and 0.0660% annually of each fund’s average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $207,047 and $3,785, for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.0158% and 0.1280% of the fund’s average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

22

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the funds had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $723 and $120 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is included in independent Trustees’ compensation for the six months ended February 28, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $14,790 and $2,411 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, at February 28, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities.

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the funds to Tarantino LLC and Griffin Compliance LLC were $1,258 and $45 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are included in “Miscellaneous” expense in the Statements of Operations. MFS has agreed to reimburse the funds for a portion of the payments made by the funds in the amount of $346 and $12 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4) Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The sale of each fund’s shares has been suspended except in certain circumstances. Please see each fund’s prospectus for details.

(5) Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

23

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the funds and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the funds’ commitment fees were $1,310 and $45 and interest expenses were $0 and $0, for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are included in “Miscellaneous” expense in the Statements of Operations.

24

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

25

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2013

MFS® GLOBAL NEW DISCOVERY FUND

GND-SEM

MFS® GLOBAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain.

However, large-scale early repayments of European Central Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 12, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bunzl PLC	1.7%
Croda International PLC	1.5%
Swift Transportation Co.	1.4%
Bright Horizons Family Solutions, Inc.	1.4%
Norwegian Cruise Line Holdings Ltd.	1.1%
Cabot Oil & Gas Corp.	1.1%
HomeAway, Inc.	1.1%
Zoetis, Inc.	1.1%
Align Technology, Inc.	1.0%
Diana Shipping, Inc.	1.0%

Equity sectors
Health Care	14.9%
Special Products & Services	13.3%
Technology	10.8%
Industrial Goods & Services	10.7%
Retailing	8.7%
Basic Materials	8.6%
Transportation	7.3%
Energy	6.1%
Financial Services	5.6%
Leisure	5.0%
Consumer Staples	3.3%
Autos & Housing	2.3%
Utilities & Communications	0.3%

Issuer country weightings (x)
United States	59.9%
United Kingdom	11.3%
Japan	6.1%
Brazil	2.8%
Germany	2.7%
Netherlands	2.0%
Greece	1.4%
Switzerland	1.4%
China	1.3%
Other Countries	11.1%

Currency exposure weightings (y)
United States Dollar	65.2%
British Pound Sterling	11.3%
Euro	6.4%
Japanese Yen	6.1%
Brazilian Real	2.8%
Hong Kong Dollar	2.2%
Swiss Franc	1.4%
Australian Dollar	1.0%
Indonesian Rupiah	0.8%
Other Currencies	2.8%

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 2/28/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2012 through February 28, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/12	Ending Account Value 2/28/13	Expenses Paid During Period (p) 9/01/12-2/28/13
A	Actual	1.50%	$1,000.00	$1,148.71	$7.99
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
B	Actual	2.25%	$1,000.00	$1,144.41	$11.96
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
C	Actual	2.25%	$1,000.00	$1,144.41	$11.96
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
I	Actual	1.25%	$1,000.00	$1,149.18	$6.66
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.25%	$1,000.00	$1,144.41	$11.96
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
R2	Actual	1.75%	$1,000.00	$1,147.28	$9.32
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R3	Actual	1.50%	$1,000.00	$1,147.76	$7.99
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R4	Actual	1.25%	$1,000.00	$1,149.18	$6.66
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R5	Actual	1.25%	$1,000.00	$1,074.92	$2.10	(i)
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.4%
Issuer	Shares/Par	Value ($)
Airlines - 1.8%
Stagecoach Group PLC	18,745	$84,414
U.S. Airways Group, Inc. (a)	3,430	46,065
United Continental Holdings, Inc. (a)	960	25,642
Vopak	727	52,307

		$208,428
Apparel Manufacturers - 1.2%
Arezzo Industria e Comercio S.A.	1,900	$38,395
Cia.Hering S.A.	500	9,702
Gerry Weber International AG	1,059	47,896
Stella International Holdings	16,000	46,315

		$142,308
Automotive - 1.1%
D’Ieteren S.A.	930	$40,784
Guangzhou Automobile Group Co. Ltd., “H”	54,000	44,979
USS Co. Ltd.	410	45,074

		$130,837
Biotechnology - 0.3%
ViroPharma, Inc. (a)	1,590	$39,655

Broadcasting - 0.3%
Proto Corp.	1,900	$29,739

Brokerage & Asset Managers - 2.0%
Aberdeen Asset Management PLC	7,271	$47,315
Computershare Ltd.	3,365	34,954
IG Group Holdings PLC	3,428	25,600
LPL Financial Holdings, Inc.	2,640	83,239
Rathbone Brothers PLC	1,985	42,430

		$233,538
Business Services - 9.9%
Amadeus IT Holding S.A.	2,950	$75,316
Amsterdam Commodities N.V.	2,740	54,552
Brenntag AG	267	38,065
Bright Horizons Family Solutions, Inc. (a)	5,600	156,576
Bunzl PLC	10,356	197,841

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Constant Contact, Inc. (a)	6,490	$91,704
Diploma PLC	5,160	47,946
DKSH Holding Ltd. (a)	700	55,527
FleetCor Technologies, Inc. (a)	1,249	87,193
Gartner, Inc. (a)	1,590	79,118
Intertek Group PLC	686	34,749
Jones Lang LaSalle, Inc.	462	44,648
Performant Financial Corp. (a)	5,710	75,658
Sodexo	484	44,761
Xoom Corp. (a)	2,810	59,741

		$1,143,395
Cable TV - 0.7%
Astro Malaysia Holdings Berhad	51,300	$44,984
Ziggo N.V.	1,210	40,851

		$85,835
Chemicals - 0.5%
Intrepid Potash, Inc.	2,770	$54,597

Computer Software - 3.1%
ANSYS, Inc. (a)	1,090	$82,622
CommVault Systems, Inc. (a)	990	73,211
Nuance Communications, Inc. (a)	2,550	46,946
OBIC Business Consultants Co. Ltd.	700	38,893
OBIC Co. Ltd.	390	82,637
Qlik Technologies, Inc. (a)	1,280	33,280

		$357,589
Computer Software - Systems - 3.1%
Exa Corp. (a)	1,400	$13,846
ExactTarget, Inc. (a)	1,340	29,882
FleetMatics Group PLC (a)	3,190	75,763
Fusion-io, Inc. (a)	1,570	26,502
Guidewire Software, Inc. (a)	860	31,433
Linx S.A. (a)	3,100	50,101
SciQuest, Inc. (a)	4,904	93,912
Vantiv, Inc. (a)	1,820	39,603

		$361,042
Construction - 1.2%
Bellway PLC	1,868	$32,844
NVR, Inc. (a)	45	45,414

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
PT Semen Gresik Tbk.	30,500	$54,760

		$133,018
Consumer Products - 0.3%
Uni-Charm Corp.	500	$28,968

Consumer Services - 3.4%
Anhanguera Educacional Participacoes S.A.	3,200	$66,283
Dignity PLC	5,139	98,933
HomeAway, Inc. (a)	4,290	126,555
Kroton Educacional S.A. (a)	2,263	59,222
MakeMyTrip Ltd. (a)	3,240	43,708

		$394,701
Containers - 0.9%
Packaging Corp. of America	1,590	$66,430
Viscofan S.A.	795	41,662

		$108,092
Electrical Equipment - 3.2%
AMETEK, Inc.	1,545	$64,627
Domino Printing Sciences PLC	3,862	41,012
IMI PLC	3,540	65,484
MSC Industrial Direct Co., Inc., “A”	983	83,870
Sensata Technologies Holding B.V. (a)	2,210	71,803
Spectris PLC	1,333	48,028

		$374,824
Electronics - 3.3%
Mellanox Technologies Ltd. (a)	1,080	$56,948
Monolithic Power Systems, Inc.	2,945	72,418
NXP Semiconductors N.V. (a)	2,740	88,557
Ultratech, Inc. (a)	2,050	84,009
Veeco Instruments, Inc. (a)	2,450	78,180

		$380,112
Energy - Independent - 1.7%
Cabot Oil & Gas Corp.	2,080	$128,898
Range Resources Corp.	860	66,048

		$194,946
Engineering - Construction - 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	7,000	$49,904

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.3%
Booker Group PLC	19,340	$34,197
Britvic PLC	6,040	38,760
Devro PLC	8,966	48,015
Green Mountain Coffee Roasters, Inc. (a)	1,090	52,058
Mead Johnson Nutrition Co., “A”	580	43,448
Shenguan Holdings Group, Ltd.	92,000	46,975

		$263,453
Food & Drug Stores - 1.8%
Cosmos Pharmaceutical Corp.	400	$45,442
CP All PLC	15,200	24,141
O’Key Group S.A., GDR	5,034	57,891
Sundrug Co. Ltd.	1,100	42,545
Wumart Stores, Inc., “H”	21,000	41,157

		$211,176
Gaming & Lodging - 1.1%
Norwegian Cruise Line Holdings Ltd. (a)	4,240	$131,355

General Merchandise - 2.0%
Bim Birlesik Magazalar A.S.	733	$34,738
Clicks Group Ltd.	4,963	32,558
Five Below, Inc. (a)	1,330	52,934
Mr. Price Group Ltd.	2,978	38,173
Seria Co. Ltd.	3,400	67,200

		$225,603
Insurance - 0.8%
Brasil Insurance Participacoes e Administracao S.A.	3,800	$40,219
Jardine Lloyd Thompson Group PLC	3,972	48,085

		$88,304
Internet - 1.0%
Millennial Media, Inc. (a)	1,960	$18,365
Rackspace Hosting, Inc. (a)	640	35,750
Shutterfly, Inc. (a)	1,530	66,218

		$120,333
Machinery & Tools - 7.1%
Allison Transmission Holdings, Inc.	3,750	$86,625
Burckhardt Compression Holding AG	144	51,929
Finning International, Inc.	1,420	35,980
IPG Photonics Corp.	645	38,242
Joy Global, Inc.	1,260	79,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Kennametal, Inc.	1,800	$72,864
Polypore International, Inc. (a)	2,040	78,091
Proto Labs, Inc. (a)	1,640	76,244
Sartorius AG, IPS	572	65,888
Spirax-Sarco Engineering PLC	1,118	40,775
Titan Machinery, Inc. (a)	2,590	73,168
United Rentals, Inc. (a)	1,500	80,115
WABCO Holdings, Inc. (a)	671	46,111

		$825,840
Medical & Health Technology & Services - 3.4%
Advisory Board Co. (a)	1,338	$67,984
Brookdale Senior Living, Inc. (a)	2,780	76,950
Capital Senior Living Corp. (a)	2,560	58,880
Fleury S.A.	1,900	21,118
Healthcare Services Group, Inc.	3,670	88,447
HMS Holdings Corp. (a)	1,790	51,892
Kobayashi Pharmaceutical Co. Ltd.	500	23,708

		$388,979
Medical Equipment - 7.8%
Align Technology, Inc. (a)	3,824	$120,227
Cepheid, Inc. (a)	2,547	92,787
Conceptus, Inc. (a)	5,110	114,106
DENTSPLY International, Inc.	780	32,308
DexCom, Inc. (a)	3,120	46,582
Endologix, Inc. (a)	5,418	81,595
Globus Medical, Inc., “A” (a)	4,290	61,991
Masimo Corp.	2,501	49,645
Nakanishi, Inc.	500	60,416
NxStage Medical, Inc. (a)	4,926	55,270
Sonova Holding AG	432	51,713
Uroplasty, Inc. (a)	6,017	14,681
Varian Medical Systems, Inc. (a)	660	46,616
Volcano Corp. (a)	3,640	78,770

		$906,707
Metals & Mining - 2.1%
Globe Specialty Metals, Inc.	7,074	$101,087
GrafTech International Ltd. (a)	6,550	48,405
Iluka Resources Ltd.	7,014	75,040
Molycorp, Inc. (a)	3,730	22,902

		$247,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.3%
VTech Holdings Ltd.	2,900	$33,634

Oil Services - 4.4%
AMEC PLC	2,220	$35,160
Atwood Oceanics, Inc. (a)	1,520	77,748
Basic Energy Services, Inc. (a)	4,270	62,470
Core Laboratories N.V.	360	49,374
Dresser-Rand Group, Inc. (a)	1,200	73,992
Helmerich & Payne, Inc.	920	60,959
Key Energy Services, Inc. (a)	6,660	57,143
Superior Energy Services, Inc. (a)	3,290	87,021

		$503,867
Other Banks & Diversified Financials - 1.5%
Air Lease Corp.	2,570	$69,827
Credicorp Ltd.	272	40,795
First Republic Bank	1,703	62,074

		$172,696
Pharmaceuticals - 3.4%
Kythera Biopharmaceuticals, Inc. (a)	1,328	$34,608
Perrigo Co.	823	93,139
Tsumura & Co.	2,000	70,018
Virbac	338	72,766
Zoetis, Inc. (a)	3,670	122,762

		$393,293
Railroad & Shipping - 1.4%
Diana Shipping, Inc. (a)	13,540	$114,955
Navios Maritime Holdings, Inc.	12,490	46,463

		$161,418
Real Estate - 1.1%
Brasil Brokers Participacoes	12,100	$43,708
Deutsche Wohnen AG	2,857	52,480
Midland Holdings Ltd.	58,000	26,175

		$122,363
Restaurants - 2.9%
Ajisen China Holdings Ltd.	16,000	$11,525
Arcos Dorados Holdings, Inc.	8,330	105,541
Chuy’s Holdings, Inc. (a)	3,040	86,670
Domino’s Pizza UK & IRL PLC	4,949	40,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - continued
Dunkin Brands Group, Inc.	2,298	$85,371

		$329,382
Specialty Chemicals - 5.1%
Croda International PLC	4,494	$176,713
Elementis PLC	12,173	45,447
Fuchs Petrolub AG, IPS	659	50,864
Rockwood Holdings, Inc.	1,340	83,884
Symrise AG	1,597	60,558
Tronox Ltd., “A”	5,530	113,586
W. R. Grace & Co. (a)	826	59,125

		$590,177
Specialty Stores - 3.7%
Citi Trends, Inc. (a)	4,622	$47,560
MonotaRO Co. Ltd.	2,400	105,125
Monro Muffler Brake, Inc.	2,032	75,286
NEXT PLC	548	34,862
Tiffany & Co.	1,120	75,219
Zumiez, Inc. (a)	3,940	90,226

		$428,278
Telephone Services - 0.3%
PT XL Axiata Tbk	68,000	$38,350

Tobacco - 0.4%
Swedish Match AB	1,217	$39,855

Trucking - 4.1%
Atlas Air Worldwide Holdings, Inc. (a)	1,947	$91,879
Celadon Group, Inc.	2,590	51,619
DSV A.S.	1,111	27,250
Kintetsu World Express, Inc.	1,700	60,524
Landstar System, Inc.	1,340	75,429
Swift Transportation Co. (a)	12,140	164,254

		$470,955
Total Common Stocks (Identified Cost, $9,399,346)		$11,144,980

First Exercise
Warrants - 0.5%
Consumer Products - 0.3%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	13,252	$30,808

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Warrants - continued	First Exercise
Other Banks & Diversified Financials - 0.2%
Merrill Lynch International & Co. (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	8/30/10	3,374	$30,609
Total Warrants (Identified Cost, $50,118)			$61,417

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)		74,793	$74,793
Total Investments (Identified Cost, $9,524,257)			$11,281,190

Other Assets, Less Liabilities - 2.4%			279,195
Net Assets - 100.0%			$11,560,385

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,417, representing 0.53% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

GDR	Global Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $9,449,464)	$11,206,397
Underlying affiliated funds, at cost and value	74,793
Total investments, at value (identified cost, $9,524,257)	$11,281,190
Receivables for
Fund shares sold	346,631
Interest and dividends	3,339
Receivable from investment adviser	17,202
Other assets	45,024
Total assets	$11,693,386
Liabilities
Payables for
Investments purchased	$44,777
Fund shares reacquired	64,555
Payable to affiliates
Shareholder servicing costs	129
Distribution and service fees	143
Payable for independent Trustees’ compensation	19
Accrued expenses and other liabilities	23,378
Total liabilities	$133,001
Net assets	$11,560,385
Net assets consist of
Paid-in capital	$9,744,192
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $2,823 deferred country tax)	1,754,071
Accumulated net realized gain (loss) on investments and foreign currency	82,276
Accumulated net investment loss	(20,154)
Net assets	$11,560,385
Shares of beneficial interest outstanding	850,334

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,274,927	314,517	$13.59
Class B	284,426	21,115	13.47
Class C	1,119,319	83,101	13.47
Class I	5,223,401	383,101	13.63
Class R1	136,750	10,153	13.47
Class R2	137,627	10,156	13.55
Class R3	138,018	10,154	13.59
Class R4	138,408	10,151	13.63
Class R5	107,509	7,886	13.63

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.42 [100 / 94.25 * $13.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$39,926
Interest	7
Dividends from underlying affiliated funds	156
Foreign taxes withheld	(1,221)
Total investment income	$38,868
Expenses
Management fee	$39,388
Distribution and service fees	8,451
Shareholder servicing costs	1,793
Administrative services fee	8,679
Independent Trustees’ compensation	640
Custodian fee	18,038
Shareholder communications	3,316
Audit and tax fees	21,931
Legal fees	50
Registration fees	48,741
Miscellaneous	6,251
Total expenses	$157,278
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(98,255)
Net expenses	$59,022
Net investment loss	$(20,154)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $38 country tax)	$121,917
Foreign currency	(570)
Net realized gain (loss) on investments and foreign currency	$121,347
Change in unrealized appreciation (depreciation)
Investments (net of $2,400 increase in deferred country tax)	$1,106,361
Translation of assets and liabilities in foreign currencies	(52)
Net unrealized gain (loss) on investments and foreign currency translation	$1,106,309
Net realized and unrealized gain (loss) on investments and foreign currency	$1,227,656
Change in net assets from operations	$1,207,502

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/13 (unaudited)	Period ended 8/31/12 (c)
From operations
Net investment income (loss)	$(20,154)	$1,128
Net realized gain (loss) on investments and foreign currency	121,347	79,807
Net unrealized gain (loss) on investments and foreign currency translation	1,106,309	647,762
Change in net assets from operations	$1,207,502	$728,697
Distributions declared to shareholders
From net realized gain on investments	$(120,006)	$—
Change in net assets from fund share transactions	$4,570,094	$5,174,098
Total change in net assets	$5,657,590	$5,902,795
Net assets
At beginning of period	5,902,795	—
At end of period (including accumulated net investment loss of $20,154 and $0, respectively)	$11,560,385	$5,902,795

(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.01		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		2.01
Total from investment operations	$1.77		$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.59		$12.01
Total return (%) (r)(s)(t)(x)	14.87	(n)	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.84	(a)	4.66	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	(a)
Net investment income (loss)	(0.59	)(a)(l)	0.03	(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$4,275		$1,274

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$11.95		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		2.01
Total from investment operations	$1.71		$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.47		$11.95
Total return (%) (r)(s)(t)(x)	14.44	(n)	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.74	(a)	5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	(a)
Net investment loss	(1.23	)(a)(l)	(0.78	)(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$284		$203

Class C	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$11.95		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		2.01
Total from investment operations	$1.71		$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.47		$11.95
Total return (%) (r)(s)(t)(x)	14.44	(n)	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.63	(a)	5.43	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	(a)
Net investment loss	(1.31	)(a)(l)	(0.80	)(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$1,119		$296

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		2.02
Total from investment operations	$1.79		$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.63		$12.03
Total return (%) (r)(s)(x)	15.01	(n)	20.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.73	(a)	4.37	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	(a)
Net investment income (loss)	(0.26	)(a)(l)	0.17	(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$5,223		$3,649

Class R1	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$11.95		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		2.02
Total from investment operations	$1.71		$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.47		$11.95
Total return (%) (r)(s)(x)	14.44	(n)	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.75	(a)	5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	(a)
Net investment loss	(1.22	)(a)(l)	(0.81	)(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$137		$120

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$11.99		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		2.02
Total from investment operations	$1.75		$1.99
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.55		$11.99
Total return (%) (r)(s)(x)	14.73	(n)	19.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.25	(a)	4.84	(a)
Expenses after expense reductions (f)	1.75	(a)	1.75	(a)
Net investment loss	(0.72	)(a)(l)	(0.31	)(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$138		$120

Class R3	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.01		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		2.01
Total from investment operations	$1.77		$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.59		$12.01
Total return (%) (r)(s)(x)	14.87	(n)	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.00	(a)	4.59	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	(a)
Net investment loss	(0.49	)(a)(l)	(0.06	)(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$138		$120

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 2/28/13 (unaudited)		Period ended 8/31/12 (c)

Net asset value, beginning of period	$12.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		2.02
Total from investment operations	$1.78		$2.04
Less distributions declared to shareholders
From net realized gain on investments	$(0.19)		$—
Net asset value, end of period (x)	$13.63		$12.04
Total return (%) (r)(s)(x)	14.92	(n)	20.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.75	(a)	4.34	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	(a)
Net investment income (loss)	(0.24	)(a)(l)	0.19	(a)
Portfolio turnover	17	(n)	40	(n)
Net assets at end of period (000 omitted)	$138		$120

Class R5	Period ended 2/28/13 (i) (unaudited)

Net asset value, beginning of period	$12.68
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.97	(g)
Total from investment operations	$0.95
Net asset value, end of period (x)	$13.63
Total return (%) (r)(s)(x)	7.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.27	(a)
Expenses after expense reductions (f)	1.25	(a)
Net investment loss	(0.84	)(a)(l)
Portfolio turnover	17	(n)
Net assets at end of period (000 omitted)	$108

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,572,828	$—	$—	$6,572,828
United Kingdom	699,362	609,530	—	1,308,892
Japan	670,550	29,739	—	700,289
Brazil	328,747	—	—	328,747
Germany	267,856	47,896	—	315,752
Netherlands	195,416	40,851	—	236,267
Greece	161,417	—	—	161,417
Switzerland	107,239	51,929	—	159,168
China	133,112	11,525	—	144,637
Other Countries	864,790	413,610	—	1,278,400
Mutual Funds	74,793	—	—	74,793
Total Investments	$10,076,110	$1,205,080	$—	$11,281,190

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $867,539 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $443,160 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose

Notes to Financial Statements (unaudited) – continued

returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended August 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the period ended August 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/13
Cost of investments	$9,524,507
Gross appreciation	1,904,999
Gross depreciation	(148,316)
Net unrealized appreciation (depreciation)	$1,756,683

As of 8/31/12
Undistributed ordinary income	81,185
Other temporary differences	(410)
Net unrealized appreciation (depreciation)	647,922

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net realized gain on investments
Six months ended 2/28/13
Class A	$34,405
Class B	4,079
Class C	11,031
Class I	62,951
Class R1	1,885
Class R2	1,885
Class R3	1,885
Class R4	1,885
Total	$120,006

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.975%
Next $1.5 billion of average daily net assets	0.90%
Average daily net assets in excess of $2.5 billion	0.85%

The management fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.975% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.25%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the six months ended February 28, 2013, this reduction amounted to $98,247 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,795 for the six months ended February 28, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,009
Class B	0.75%	0.25%	1.00%	1.00%	1,231
Class C	0.75%	0.25%	1.00%	1.00%	3,109
Class R1	0.75%	0.25%	1.00%	1.00%	628
Class R2	0.25%	0.25%	0.50%	0.50%	316
Class R3	—	0.25%	0.25%	0.25%	158
Total Distribution and Service Fees					$8,451

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended February 28, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended February 28, 2013.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2013, the fee was $602, which equated to 0.0149% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,191.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2013 was equivalent to an annual effective rate of 0.2147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any

Notes to Financial Statements (unaudited) – continued

time under the terms of the Agreements. For the six months ended February 28, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $21 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 15, 2011, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 and 230,000 shares of Class I for an aggregate amount of $3,000,000. On December 31, 2012, MFS purchased 7,886 shares of Class R5 for an aggregate amount of $100,000. On February 15, 2013, MFS redeemed 36,496 shares of Class I for an aggregate amount of $500,000. At February 28, 2013, MFS held 51% of the outstanding shares of Class I and was substantially the sole shareholder of Class R1, Class R2, Class R3, Class R4, and Class R5.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $5,505,942 and $1,364,463, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/13 (i)		Period ended 8/31/12 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	280,941	$3,598,570	109,628	$1,247,750
Class B	6,998	88,062	18,249	195,363
Class C	84,536	1,083,231	25,509	276,674
Class I	114,208	1,501,045	303,810	3,125,329
Class R1	—	—	10,000	100,000
Class R2	4	46	10,000	100,000
Class R3	2	25	10,000	100,000
Class R4	—	—	10,000	100,000
Class R5	7,886	100,000	—	—
	494,575	$6,370,979	497,196	$5,245,116

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/13 (i)		Period ended 8/31/12 (c)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,768	$34,405	—	$—
Class B	331	4,079	—	—
Class C	892	11,005	—	—
Class I	5,052	62,951	—	—
Class R1	153	1,885	—	—
Class R2	152	1,885	—	—
Class R3	152	1,885	—	—
Class R4	151	1,885	—	—
	9,651	$119,980	—	$—

Shares reacquired
Class A	(75,286)	$(992,860)	(3,534)	$(40,457)
Class B	(3,241)	(40,352)	(1,222)	(14,375)
Class C	(27,096)	(351,455)	(740)	(8,864)
Class I	(39,360)	(536,196)	(609)	(7,322)
Class R2	—	(2)	—	—
	(144,983)	$(1,920,865)	(6,105)	$(71,018)

Net change
Class A	208,423	$2,640,115	106,094	$1,207,293
Class B	4,088	51,789	17,027	180,988
Class C	58,332	742,781	24,769	267,810
Class I	79,900	1,027,800	303,201	3,118,007
Class R1	153	1,885	10,000	100,000
Class R2	156	1,929	10,000	100,000
Class R3	154	1,910	10,000	100,000
Class R4	151	1,885	10,000	100,000
Class R5	7,886	100,000	—	—
	359,243	$4,570,094	491,091	$5,174,098

(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(i)	For Class R5, the period is from inception, January 2, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements

Notes to Financial Statements (unaudited) – continued

with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2013, the fund’s commitment fee and interest expense were $15 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	193,187	3,503,567	(3,621,961)	74,793

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$156	$74,793

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.